Financial Instruments - Level 3 (Details) - Fair Value, Inputs, Level 3 - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance, beginning of period	$ 117,620	$ 46,496	$ 0
Additions	16,480	93,095	44,913
Settlements	(14,856)	(34,587)	(7,972)
Losses included in earnings	1,427	12,616	9,555
Balance, end of period	$ 120,671	$ 117,620	$ 46,496